Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of diluted weighted-average shares of common stock outstanding - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of diluted weighted-average shares of common stock outstanding [Line Items]
Weighted-average shares of common stock outstanding	9,699,756	22,051,764	7,203,356	20,104,424
Stock options [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of diluted weighted-average shares of common stock outstanding [Line Items]
Weighted-average shares of common stock outstanding	6,365,965	4,465,548	4,211,857	2,749,298
Convertible preferred stock [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of diluted weighted-average shares of common stock outstanding [Line Items]
Weighted-average shares of common stock outstanding				14,639,043
Convertible preferred stock warrants [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of diluted weighted-average shares of common stock outstanding [Line Items]
Weighted-average shares of common stock outstanding				2,710,498
Common stock warrants [Member]
Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of diluted weighted-average shares of common stock outstanding [Line Items]
Weighted-average shares of common stock outstanding	3,333,791	5,585	2,991,499	5,585